July 9, 1997
                     DREYFUS VARIABLE INVESTMENT FUND
                         SUPPLEMENT TO PROSPECTUS
                            DATED MAY 1, 1997

                   INTERNATIONAL EQUITY PORTFOLIO ONLY

        THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE FUND'S PROSPECTUS UNDER THE CAPTION "INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
_ INTERNATIONAL EQUITY PORTFOLIO."
        The Series may invest without restriction in companies in, or governments of, developing countries.
                                                                    VIFs070997